Income tax (Tables)	12 Months Ended
Aug. 31, 2024
Notes and other explanatory information [abstract]
Schedule of provisional income tax rates

	For the year ended August 31,
	2024	2023
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.5%	26.50%
Statutory income tax rates applied to accounting income	$2,739	$3,280
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	518	50
Permanent differences and other items	993	1,222
Benefit of tax losses not recognized	2,576	779
Total provision for income taxes	$6,826	$5,331

Schedule of provision for income taxes

	August 31, 2024	August 31, 2023
Current income taxes	$1,608	$1,044
Deferred income taxes	5,218	4,287
Total provision for income taxes	$6,826	$5,331

Schedule of deferred income tax assets and liabilities

Deferred Income Tax Liabilities	Mineral properties	Total

At August 31, 2022	$(10,050)	$(10,050)
Charged to the consolidated statement of comprehensive income	(1,438)	(1,438)
At August 31, 2023	(11,488)	(11,488)
Charged to the consolidated statement of comprehensive income	(885)	(885)
At August 31, 2024	$(12,373)	$(12,373)

Deferred Income Tax Assets	Non-capital losses	Total

At August 31, 2022	$10,050	$10,050
Charged to the consolidated statement of comprehensive income	(2,849)	(2,849)
At August 31, 2023	7,201	7,201
Charged to the consolidated statement of comprehensive income	(4,333)	(4,333)
At August 31, 2024	$2,868	$2,868

Net deferred tax assets (liabilities)
At August 31, 2023	$(4,287)	$(4,287)
At August 31, 2024	$(9,505)	$(9,505)

Schedule of temporary differences, unused tax losses and unused tax credits

	August 31, 2024	August 31, 2023
Non-capital losses	$93,678	$88,377
Property, plant and equipment	107	149
Financing costs	827	1,414
Total unrecognized temporary differences	$94,612	$89,940